Risk/Return Detail Data - FidelityFocusedStockFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Capital Trust
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Focused Stock Fund /Fidelity Advisor® Focused Stock Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Focused Stock Fund seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 105 % of the average value of its portfolio.
Portfolio Turnover, Rate	105.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Normally investing in 30-80 stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Focused Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance . Visit www.fidelity.com for more recent performance information for Fidelity® Focused Stock Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® Focused Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	34.90%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	27.51%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(16.26%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | Fidelity Advisor Focused Stock Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Management fee	0.65%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.66%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 269
3 years	523
5 years	902
10 years	1,766
1 Year	169
3 Years	523
5 Years	902
10 Years	$ 1,766
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | Fidelity Advisor Focused Stock Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.65%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[3]
Total annual operating expenses	1.16%
1 year	$ 464
3 years	706
5 years	966
10 years	1,710
1 Year	464
3 Years	706
5 Years	966
10 Years	$ 1,710
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | Fidelity Advisor Focused Stock Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.65%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.91%
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
1 Year	663
3 Years	848
5 Years	1,050
10 Years	$ 1,630
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | Fidelity Advisor Focused Stock Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.65%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.66%
1 year	$ 67
3 years	211
5 years	368
10 years	822
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | Fidelity Advisor Focused Stock Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.53%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.54%
1 year	$ 55
3 years	173
5 years	302
10 years	677
1 Year	55
3 Years	173
5 Years	302
10 Years	$ 677
FidelityFocusedStockFund-AMCIZPRO | Fidelity Focused Stock Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]	B On Class C shares redeemed less than one year after purchase.
[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Based on estimated amounts for the current fiscal year.
[4]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.